UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.8%

AGENCY MORTGAGE-BACKED SECURITIES - 94.2%
$183,968	FHLMC Gold Pool #A37619	4.500%	09/01/35	$200,548
264,590	FHLMC Gold Pool #A39555	5.500%	11/01/35	300,504
473,403	FHLMC Gold Pool #A88945	4.000%	08/01/39	510,690
23,799	FHLMC Gold Pool #C00778	7.000%	06/01/29	28,290
337,950	FHLMC Gold Pool #C03552	4.500%	08/01/40	372,878
917,333	FHLMC Gold Pool #G01838	5.000%	07/01/35	1,018,267
732,433	FHLMC Gold Pool #G05457	4.500%	05/01/39	807,679
351,654	FHLMC Gold Pool #G07025	5.000%	02/01/42	387,786
122,397	FHLMC Gold Pool #G08022	6.000%	11/01/34	140,310
114,340	FHLMC Gold Pool #G08047	6.000%	03/01/35	131,717
590,617	FHLMC Gold Pool #G08378	6.000%	10/01/39	670,190
334,238	FHLMC Gold Pool #G30285	6.000%	02/01/26	378,513
90,209	FHLMC Gold Pool #G80111	7.300%	12/17/22	99,350
16,797	FHLMC Gold Pool #H09098	6.500%	10/01/37	18,837
122,587	FHLMC Gold Pool #P00024	7.000%	09/01/32	142,046
635,853	FHLMC Gold Pool #P50079	5.000%	07/01/33	701,340
180,456	FHLMC Gold Pool #T30126	5.550%	07/01/37	200,714
230,812	FHLMC Gold Pool #T30133	5.550%	07/01/37	256,836
450,984	FHLMC Gold Pool #T60798	3.500%	07/01/42	465,295
198,591	FHLMC Gold Pool #U30400	5.550%	06/01/37	220,846
1,737,937	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,928,293
242,491	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	276,855
40,419	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	47,204
28,625	FHLMC, Series 2201, Class C	8.000%	11/15/29	33,059
115,681	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	131,361
28,875	FHLMC, Series 2576, Class HC	5.500%	03/15/33	31,840
88,626	FHLMC, Series 2802, Class OH	6.000%	05/15/34	97,161
279,297	FHLMC, Series 3033, Class WY	5.500%	09/15/35	320,234
105,369	FHLMC, Series 3072, Class DL	6.000%	02/15/35	117,776
368,683	FHLMC, Series 3143, Class BC	5.500%	02/15/36	414,977
52,068	FHLMC, Series 3255, Class QE	5.500%	12/15/36	58,251
361,705	FHLMC, Series 3677, Class PB	4.500%	05/15/40	391,536
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	514,013
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	1,017,462
1,538,834	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,729,482
206,511	FHLMC, Series 4050, Class NK	4.500%	09/15/41	229,655
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,163,147
29,364	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	32,928
239,539	FNMA Pool #252034	7.000%	09/01/28	276,160
29,162	FNMA Pool #252215	6.000%	11/01/28	33,207
254,885	FNMA Pool #256182	6.000%	03/01/36	282,875
32,816	FNMA Pool #256972	6.000%	11/01/37	36,463
181,658	FNMA Pool #257138	5.000%	03/01/38	194,664
1,284,419	FNMA Pool #463331	5.250%	08/01/29	1,529,109
618,396	FNMA Pool #465714	4.680%	08/01/28	709,444
235,986	FNMA Pool #469130	4.870%	10/01/41	292,989
59,343	FNMA Pool #594207	6.500%	02/01/31	68,170
186,629	FNMA Pool #687887	5.500%	03/01/33	214,871
354,891	FNMA Pool #694795	5.500%	04/01/33	409,148
128,642	FNMA Pool #724888	5.500%	06/01/33	142,115
144,802	FNMA Pool #735861	6.500%	09/01/33	164,938
285,369	FNMA Pool #745318	5.000%	12/01/34	317,520
223,474	FNMA Pool #801506	4.750%	09/01/34	245,022

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$97,005	FNMA Pool #813839	6.000%	11/01/34	$109,027
379,031	FNMA Pool #819457	4.750%	02/01/35	416,711
1,364,204	FNMA Pool #821082	6.000%	03/01/35	1,509,365
215,906	FNMA Pool #831927	6.000%	12/01/36	248,590
680,919	FNMA Pool #846323	4.250%	11/01/35	737,033
579,582	FNMA Pool #851762	4.250%	01/01/36	627,072
499,866	FNMA Pool #883281	7.000%	07/01/36	623,343
60,427	FNMA Pool #888534	5.000%	08/01/37	67,072
821,173	FNMA Pool #891367	4.750%	04/01/36	912,462
121,833	FNMA Pool #908160	5.500%	12/01/36	131,893
170,098	FNMA Pool #930504	5.000%	02/01/39	186,867
51,008	FNMA Pool #930664	6.500%	03/01/39	58,325
494,754	FNMA Pool #940441	5.780%	03/01/37	563,247
180,397	FNMA Pool #954633	5.500%	02/01/37	201,523
24,873	FNMA Pool #954957	6.000%	10/01/37	27,526
176,745	FNMA Pool #995656	7.000%	06/01/33	210,949
462,657	FNMA Pool #AC9581	5.500%	01/01/40	521,498
254,823	FNMA Pool #AL6860	4.500%	03/01/44	281,707
539,016	FNMA Pool #AM3191	3.380%	05/01/28	574,754
220,132	FNMA Pool #AM4671	5.320%	10/01/43	280,414
821,715	FNMA Pool #AM5015	4.940%	12/01/43	1,037,856
170,369	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	194,772
257,660	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	306,154
152,102	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	178,424
55,600	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	61,760
297,503	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	343,106
181,601	FNMA, Series 2004-17, Class H	5.500%	04/25/34	202,986
264,478	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	297,883
237,566	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	264,161
110,686	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	117,945
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	209,671
142,714	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	158,182
762,722	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	863,411
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	904,207
230,025	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	257,745
665,672	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	731,217
595,128	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	662,100
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	183,313
218,241	FNMA, Series 2010-68, Class GE	4.500%	07/25/40	232,929
149,039	FNMA, Series 2012-51, Class B	7.000%	05/25/42	174,180
675,250	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	738,740
101,117	FNMA, Series G93-5, Class Z	6.500%	02/25/23	112,491
1,578	GNMA I Pool #602377	4.500%	06/15/18	1,622
833	GNMA I Pool #603377	4.500%	01/15/18	855
199,123	GNMA I Pool #615272	4.500%	07/15/33	221,544
130,665	GNMA I Pool #626755	5.000%	03/15/35	146,681
180,624	GNMA I Pool #644970	5.000%	06/15/35	202,692
106,259	GNMA I Pool #647406	5.000%	09/15/35	119,274
146,423	GNMA I Pool #650493	5.000%	01/15/36	164,227
130,186	GNMA I Pool #675477	5.000%	06/15/38	144,607
360,554	GNMA I Pool #678649	4.000%	12/15/39	391,847
158,467	GNMA I Pool #697999	4.500%	02/15/24	168,667
366,310	GNMA I Pool #711286	6.500%	10/15/32	419,573
518,830	GNMA I Pool #737844	3.500%	01/15/26	549,461
521,300	GNMA I Pool #752112	3.500%	01/15/33	556,768
153,098	GNMA I Pool #760369	5.000%	08/15/41	169,019

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$268,945	GNMA I Pool #781341	6.000%	10/15/31	$310,068
491,348	GNMA I Pool #781886	5.500%	03/15/35	561,007
114,720	GNMA I Pool #782771	4.500%	09/15/24	123,431
790,460	GNMA II Pool #003066	5.500%	04/20/31	887,199
35,249	GNMA II Pool #003284	5.500%	09/20/32	39,442
164,619	GNMA II Pool #003403	5.500%	06/20/33	186,341
338,692	GNMA II Pool #003638	6.000%	11/20/34	396,826
91,105	GNMA II Pool #003689	4.500%	03/20/35	98,630
336,324	GNMA II Pool #003909	5.500%	10/20/36	375,238
12,586	GNMA II Pool #004284	5.500%	11/20/38	13,358
142,954	GNMA II Pool #004291	6.000%	11/20/38	164,022
78,611	GNMA II Pool #004412	5.000%	04/20/39	82,971
200,814	GNMA II Pool #004561	6.000%	10/20/39	230,607
138,905	GNMA II Pool #004702	3.500%	06/20/25	146,309
157,882	GNMA II Pool #004753	8.000%	08/20/30	179,527
613,540	GNMA II Pool #004838	6.500%	10/20/40	713,943
1,150,959	GNMA II Pool #442324	4.500%	08/20/41	1,246,079
137,984	GNMA II Pool #610116	5.760%	04/20/33	154,388
200,006	GNMA II Pool #648541	6.000%	10/20/35	217,443
685,119	GNMA II Pool #781642	5.500%	08/20/33	774,653
544,470	GNMA II Pool #AG0467	4.000%	04/20/44	582,424
133,618	GNMA II Pool #MA2295	4.500%	10/20/44	138,954
1,667,995	GNMA II Pool #MA2681	5.000%	03/20/45	1,817,101
176,548	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	200,015
59,454	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	70,344
52,496	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	61,900
131,909	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	149,695
91,010	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	97,510
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	168,280
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	188,073
417,892	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	474,237
363,109	GNMA, Series 2003-57, Class C	4.500%	04/20/33	404,722
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	124,294
36,447	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	37,895
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	226,219
675,287	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	767,351
237,930	GNMA, Series 2005-49, Class B	5.500%	06/20/35	268,186
195,056	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	218,113
69,422	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	79,076
43,371	GNMA, Series 2007-18, Class B	5.500%	05/20/35	50,478
421,749	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	469,404
1,012,186	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,138,025
102,139	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	113,919
59,677	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	65,908
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	272,936
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	339,519
468,283	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	524,337
481,453	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	543,932
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	355,473
1,952,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	2,247,518
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	183,408
592,650	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	696,303
551,648	GNMA, Series 2009-61, Class ZQ	6.000%	08/16/39	743,368
609,496	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	684,965
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,443,173

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2016 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

$320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	$270,861

Total Agency Mortgage-Backed Securities (identified cost, $62,648,070)	$64,403,411

OTHER U.S. GOVERNMENT GUARANTEED - 2.6%

INDUSTRIALS - 2.6%
$1,497,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,770,822

Total Other U.S. Government Guaranteed (identified cost, $1,715,943)	$1,770,822

TOTAL FIXED INCOME INVESTMENTS (identified cost, $64,364,013) — 96.8%	$66,174,233

SHORT-TERM INVESTMENTS - 4.6%

$3,153,820	Fidelity Government Money Market Fund, 0.23% (1)	$3,153,820

TOTAL SHORT-TERM INVESTMENTS (identified cost, $3,153,820) — 4.6%	$3,153,820

TOTAL INVESTMENTS (identified cost, $67,517,833) — 101.4%	$69,328,053

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.4)%	(929,753)

NET ASSETS — 100.0%	$68,398,300

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,061,912
Gross Unrealized Depreciation	(251,692)
Net Unrealized Appreciation	$1,810,220

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Observable Inputs(Level 3)	Total

Agency Mortgage-Backed Securities	$-	$64,403,411	$-	$64,403,411
Other U.S. Government Guaranteed	-	1,770,822	-	1,770,822
Short-Term Investments	-	3,153,820	-	3,153,820

Total Investments	$-	$69,328,053	$-	$69,328,053

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By: /s/ Peter M. Donovan
      Peter M. Donovan
      President; Principal Executive Officer

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Peter M. Donovan
    Peter M. Donovan
    President; Principal Executive Officer

Date: May 5, 2016

By: /s/ Michael J. McKeen
     Michael J. McKeen
      Treasurer; Principal Financial Officer

Date: May 5, 2016